Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Long-term investments	$ 73,930			$ 81,429
Advance from customers
Tax benefit	50.00%
Subject to examination by the tax authorities	5 years
Aggregate deposits	$ 75,000		¥ 500,000
Uninsured funds	1,369,512
Depreciation for property and equipment	101,865	$ 1,749
Amortization for intangible assets	$ 214	$ 196
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%		20.00%
Fuzhou Infinite Matrix Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	34.00%		34.00%
Minimum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%		20.00%
Maximum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%		50.00%